TAXATION - Summary of Significant Components of Deferred Taxes (Detail 2) - Deferred tax assets: - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Line Items]
Property and equipment	$ 1,291	$ 569
Advances from customers	283	455
Deferred revenue	72,970	58,652
Unutilized tax losses and unused capital allowances	346,369	149,859
Others	6,681	4,869
Valuation allowance	(354,462)	(157,463)
Total deferred tax assets	73,132	56,941
Property and equipment	(954)	(1,293)
Intangible assets	(1,998)	(3,804)
Deferred channel costs	(7,300)	(6,584)
Others	(257)	(1,534)
Total deferred tax liabilities	(10,509)	(13,215)
Net deferred tax assets	$ 62,623	$ 43,726